Tidal Trust II
234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204

November 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”) File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Cambria Chesapeake Pure Trend ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 28, 2026, and filed electronically as Post-Effective Amendment No. 793 to the Trust’s Registration Statement on Form N-1A on October 26, 2026.

If you have any questions or require further information, please contact Katherine Mason at (262) 274-7513 or kmason@tidalfg.com.

Sincerely,

/s/ Katherine Mason

Katherine Mason
Senior Counsel I
Tidal Investments LLC, on behalf of Tidal Trust II